Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Other Comprehensive Income (Loss)	Other Comprehensive Income (Loss)
The activity for each item of accumulated other comprehensive income (loss) is as follows:

	Foreign currency items	Pension and other post-retirement benefit plans	Derivative Instruments	Accumulated other comprehensive income (loss)
Balance - December 31, 2022	$(24,811)	$(11,512)	$4,773	$(31,550)
Net current period change	1,584	(178)	7,627	9,033
Amounts reclassified into earnings	—	(206)	(7,561)	(7,767)
Balance - December 31, 2023	$(23,227)	$(11,896)	$4,839	$(30,284)
Net current period change	(7,435)	53	(6,262)	(13,644)
Amounts reclassified into earnings	—	384	201	585
Balance - December 31, 2024	$(30,662)	$(11,459)	$(1,222)	$(43,343)
The related tax effects allocated to each component of other comprehensive income (loss) for the years ended December 31, 2024 and 2023 are as follows:

2024	Before Tax Amount	Tax Expense	After Tax Amount
Net current period change
Cumulative translation adjustment	$(7,435)	$—	$(7,435)
Net actuarial gain and prior service credit	(108)	161	53
Derivative instruments	(8,294)	2,032	(6,262)
Net unrealized gain (loss)	(15,837)	2,193	(13,644)
Amounts reclassified into earnings:
Actuarial loss and prior service cost	384	—	384
Derivative instruments activity	299	(98)	201
Net realized gain (loss)	683	(98)	585
Total other comprehensive income (loss)	$(15,154)	$2,095	$(13,059)

2023	Before Tax Amount	Tax Expense	After Tax Amount
Net current period change
Cumulative translation adjustment	$1,584	$—	$1,584
Net actuarial gain and prior service credit	(438)	260	(178)
Derivative instruments	9,792	(2,165)	7,627
Net unrealized gain (loss)	10,938	(1,905)	9,033
Amounts reclassified into earnings:
Actuarial loss and prior service cost	(206)	—	(206)
Derivative instruments activity	(10,085)	2,524	(7,561)
Net realized gain (loss)	(10,291)	2,524	(7,767)
Total other comprehensive income	$647	$619	$1,266